Commitments and Contingencies - Lease Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
2022	$ 4,305
2023	4,693
2024	4,563
2025	4,693
2026	4,429
Thereafter	13,781
Total lease payments	36,464
Less: imputed interest	(8,833)
Present value of lease liabilities	27,631	$ 29,200
Less: current portion of lease liabilities	(2,433)		$ 0
Total lease liabilities, noncurrent	$ 25,198		$ 0